Significant events after the Statement of Financial Position date (Details)	2 Months Ended		12 Months Ended
	Feb. 27, 2025 EUR (€) shares	Feb. 27, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Nov. 10, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of ordinary shares (in shares)			€ 194,700,000		€ 119,600,000		€ 170,900,000
Payments to acquire or redeem entity's shares			195,600,000		118,700,000		€ 170,900,000
Senior EUR Debt
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			€ 880,000,000.0		€ 130,000,000.0				€ 130,000,000.0
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares) | shares	340,563	340,563	14,038,161	14,038,161	7,415,614	7,415,614	11,314,705	11,314,705
Payments to acquire or redeem entity's shares	€ 3,400,000	$ 4,000,000.0	€ 194,700,000	$ 219,000,000.0	€ 119,600,000	$ 129,900,000	€ 170,900,000	$ 185,000,000.0